Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 18,177	$ 15,994	$ 13,191
Maintenance and Services	22,537	20,080	19,766
Total	40,714	36,074	32,957
Cost of revenues
Products	3,769	4,320	4,567
Services	1,614	1,556	1,619
Total	5,383	5,876	6,186
Gross profit	35,331	30,198	26,771
Research and development expenses, net	6,739	6,014	5,736
Selling, general and administrative expenses	24,453	22,053	21,992
Operating income (loss)	4,139	2,131	(957)
Financial income (expenses), net	(195)	97	19
Other expenses	(6)	(6)	(41)
Income (loss) before income taxes	3,938	2,222	(979)
Income taxes	(1,327)	(657)	949
Net income (loss) after income taxes	2,611	1,565	(30)
Less: Net loss attributable to the non controlling interest	57	26	44
Net income attributable to Cimatron's shareholders	$ 2,668	$ 1,591	$ 14
Net Income per share (basic and diluted)	$ 0.29	$ 0.18	$ 0.00
Weighted average number of shares outstanding
Basic earnings per share	9,252	9,000	9,156
Diluted earnings per share	9,292	9,000	9,156